Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests - Footnotes (Detail) - USD ($) $ in Millions			12 Months Ended
	Jun. 24, 2013	Feb. 06, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments attributable to noncontrolling interests			$ (26)	$ 3	$ (62)
Zoetis [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Percentage offered in IPO	80.20%
IPO [Member] | Zoetis [Member] | Subsidiaries [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Percentage offered in IPO		19.80%